First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 91.7%
	Brazil – 11.1%
3,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/23	$571,189
37,150,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	6,788,012
45,450,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	8,012,264
9,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,567,623
				16,939,088
	Chile – 2.0%
2,705,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	2,761,241
270,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	265,244
				3,026,485
	Colombia – 4.7%
2,692,000,000	Colombian TES (COP)	7.50%	08/26/26	549,305
10,850,000,000	Colombian TES (COP)	6.00%	04/28/28	1,935,766
25,920,000,000	Colombian TES (COP)	7.75%	09/18/30	4,704,153
				7,189,224
	Czech Republic – 1.0%
39,700,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	1,507,545
	Hungary – 4.5%
806,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,794,719
1,695,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	3,776,953
700,000,000	Hungary Government Bond (HUF)	3.00%	08/21/30	1,221,463
				6,793,135
	India – 0.3%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	465,902
	Indonesia – 12.3%
119,090,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	8,601,056
69,702,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	5,227,944
43,540,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	2,920,768
14,485,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,051,768
12,986,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	938,109
				18,739,645
	Israel – 0.9%
4,100,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	1,399,530
	Malaysia – 9.2%
5,500,000	Malaysia Government Bond (MYR)	3.48%	06/14/24	1,241,852
16,750,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	3,793,349
27,480,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	6,174,593
13,660,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	2,784,356
				13,994,150
	Mexico – 4.7%
131,650,000	Mexican Bonos (MXN)	7.50%	06/03/27	6,150,889
20,760,000	Mexican Bonos (MXN)	8.50%	05/31/29	1,008,909
				7,159,798
	Peru – 5.2%
6,670,000	Peru Government Bond (PEN)	8.20%	08/12/26	1,756,618
19,040,000	Peru Government Bond (PEN)	6.95%	08/12/31	4,478,211

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru (Continued)
1,950,000	Peru Government Bond (PEN)	6.15%	08/12/32	$427,787
5,590,000	Peru Government Bond (PEN)	6.90%	08/12/37	1,250,189
				7,912,805
	Philippines – 3.3%
60,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	1,066,891
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	3,940,715
				5,007,606
	Poland – 4.9%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	114,043
10,860,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/26	2,053,832
28,350,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	5,257,116
				7,424,991
	Romania – 4.6%
23,580,000	Romania Government Bond (RON)	4.50%	06/17/24	4,591,310
12,680,000	Romania Government Bond (RON)	4.75%	02/24/25	2,429,816
				7,021,126
	South Africa – 10.0%
124,605,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	7,916,766
76,010,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	3,889,224
50,320,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	2,583,820
14,750,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	732,663
				15,122,473
	Supranationals – 6.0%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	827,918
357,520,000	Asian Development Bank (INR)	6.20%	10/06/26	4,426,304
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	641,848
167,000,000	International Finance Corp. (INR)	6.30%	11/25/24	2,091,681
83,500,000	International Finance Corp. (MXN)	(c)	02/22/38	1,110,029
				9,097,780
	Thailand – 6.3%
6,100,000	Thailand Government Bond (THB)	3.63%	06/16/23	169,148
153,100,000	Thailand Government Bond (THB)	2.13%	12/17/26	4,142,588
53,400,000	Thailand Government Bond (THB)	1.60%	12/17/29	1,365,414
129,760,000	Thailand Government Bond (THB)	3.65%	06/20/31	3,837,055
				9,514,205
	Turkey – 0.7%
23,800,000	Turkey Government Bond (TRY)	10.60%	02/11/26	1,078,648

Total Investments – 91.7%	139,394,136
(Cost $170,265,754)
Net Other Assets and Liabilities – 8.3%	12,685,609
Net Assets – 100.0%	$152,079,745

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2022	Sale Value as of 7/31/2022	Unrealized Appreciation/ (Depreciation)
08/22/22	BNS	BRL	8,100,000	USD	1,548,757	$ 1,555,807	$ 1,548,757	$ 7,050
08/22/22	BBH	CNH	26,550,000	USD	3,917,615	3,932,924	3,917,615	15,309
08/22/22	BNS	COP	20,000,000,000	USD	4,640,371	4,647,828	4,640,371	7,457
08/22/22	BBH	CZK	15,000,000	USD	623,560	621,176	623,560	(2,384)
08/22/22	BNS	KRW	6,000,000,000	USD	4,559,097	4,620,004	4,559,097	60,907
08/22/22	BBH	MXN	57,100,000	USD	2,731,195	2,790,578	2,731,195	59,383
08/22/22	BNS	PEN	2,950,000	USD	723,356	733,272	723,356	9,916
08/22/22	BNS	PHP	143,690,000	USD	2,549,732	2,606,900	2,549,732	57,168
08/22/22	BNS	USD	2,119,276	IDR	32,000,000,000	2,119,276	2,156,513	(37,237)
08/22/22	BBH	USD	1,252,298	ILS	4,349,700	1,252,298	1,281,062	(28,764)
08/22/22	BBH	USD	1,066,116	PLN	5,400,000	1,066,116	1,110,912	(44,796)
08/22/22	BBH	USD	1,781,992	RON	8,900,000	1,781,992	1,827,511	(45,519)
08/22/22	BBH	USD	1,236,210	THB	44,800,000	1,236,210	1,218,846	17,364
08/22/22	BBH	USD	4,119,260	ZAR	71,200,000	4,119,260	4,273,431	(154,171)
Net Unrealized Appreciation / (Depreciation)								$(78,317)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $265,244 or 0.2% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Credit Quality †	% of Total Investments (including cash)
AAA	6.5%
AA	1.1
AA-	1.0
A+	2.1
A	15.2
A-	6.8
BBB+	14.2
BBB	23.2
BBB-	5.3
BB	22.7
B+	0.8
Cash	1.1
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
BRL	13.1%
IDR	11.8
MYR	9.9
COP	9.1
ZAR	8.3
MXN	7.9
PEN	6.1
INR	5.4
PHP	5.4
THB	5.0
HUF	4.8
PLN	4.5
RON	3.7
KRW	3.3
CNH	2.8
CLP	2.2
CZK	1.5
TRY	0.8
ILS	0.1
EUR	0.0*
USD	(5.7)
Total	100.0%

††	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 139,394,136	$ —	$ 139,394,136	$ —
Forward Foreign Currency Contracts	234,554	—	234,554	—
Total	$ 139,628,690	$—	$ 139,628,690	$—

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (312,871)	$ —	$ (312,871)	$ —

*	See Portfolio of Investments for country breakout.